Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Investments [Abstract]
Summary of Equity and Cost Method Investments

	As of December 31,
	2020	2021
	RMB	RMB

Equity method investments
Jingwei Chuangteng (Hangzhou) L.P. (i)	78,382	73,235
Hangzhou Aqua Ventures Investment Management L.P. (ii)	63,093	52,080
Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (iii)	36,702	39,155
Others (vi)	38,694	37,928
Equity securities without readily determinable fair values
Hunan Qindao Cultural Spread Ltd. (iv)	30,000	30,000
Hangzhou Faceunity Technology Limited (iv)	70,000	70,000
Haining Yijiayi Culture Co., Ltd. (iv)	25,000	25,000
58 Daojia Ltd. (iv)	—	300,000
Others (vi)	113,125	77,125
Fair value option investment
AEZ Capital Feeder Fund (v)	—	115,483

	454,996	820,006